Accrued Expenses	6 Months Ended
Jun. 30, 2014
Accrued Expenses
Accrued Expenses	NOTE 5 – ACCRUED EXPENSES Accrued expenses consist of employer related payroll taxes in the amounts of $16,726 and $14,747 at June 30, 2014 and December 31, 2013, respectively.